Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Aug. 12, 2025	Jul. 07, 2025
Subsequent Events [Line Items]
Authorized share capital divided (in Dollars)	$ 50,000
Share divided	5,000,000,000
Shares par value (in Dollars per share)	$ 0.00001
Warrants outstanding		17,454
Common Class A [Member]
Subsequent Events [Line Items]
Share divided	4,997,909,000
Voting right	one
Common Class B [Member]
Subsequent Events [Line Items]
Share divided	2,091,000
Voting right	twenty